N-2	Jul. 11, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001736035
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	BLACKSTONE SECURED LENDING FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder transaction expenses (as a percentage of offering price):
Sales load (as a percentage of offering price)	1.00	%(1)
Offering expenses (as a percentage of offering price)	0.12	%(2)
Dividend reinvestment plan expenses	None	(3)
Total shareholder transaction expenses (as a percentage of offering price)	1.12%

Sales Load [Percent]	1.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.12%	[3]
Other Transaction Expense 2 [Percent]	1.12%
Annual Expenses [Table Text Block]
Annual expenses (as a percentage of net assets attributable to common shares)(9):
Management Fee payable under the Investment Advisory Agreements	2.18	%(4)
Incentive Fee payable under the Investment Advisory Agreements	2.48	%(5)
Interest payments on borrowed funds	5.90	%(6)
Other expenses	0.47	%(7)
Total annual expenses:	11.03	%(8)

Management Fees [Percent]	2.18%	[4],[5]
Interest Expenses on Borrowings [Percent]	5.90%	[4],[6]
Incentive Fees [Percent]	2.48%	[4],[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.47%	[4],[8]
Total Annual Expenses [Percent]	11.03%	[4],[9]
Expense Example [Table Text Block]
	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return resulting entirely from net investment income(1)	$94	$252	$398	$721
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return resulting entirely from net realized capital gains(2)	$117	$310	$480	$824

______________________

(1) The income based incentive fee is subject to a 6% hurdle. Accordingly, no incentive fee would be payable in this example and the amounts shown do not include such expenses.

(2) Assumes no unrealized capital depreciation or realized capital losses and 5% annual return on our portfolio resulting entirely from net realized capital gains (and therefore subject to the capital gains incentive fee).

Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the fees and expenses that an investor in our common shares will bear, directly or indirectly, based on the assumptions set forth below. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to our fees or expenses, we will pay such fees and expenses out of our net assets and, consequently, shareholders will indirectly bear such fees or expenses as investors in us.

Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Expenses, Note [Text Block]	The expenses of the dividend reinvestment plan are included in “other expenses” in the table above. See “Dividend Reinvestment Plan” in the accompanying prospectus for additional information regarding our dividend reinvestment plan.
Management Fee not based on Net Assets, Note [Text Block]	The management fee is payable quarterly in arrears at an annual rate of 1.0% of the average value of our gross assets at the end of the two most recently completed calendar quarters.

The Management Fee reflected in the table is calculated by determining the ratio that the Management Fee bears to our net assets attributable to common shares (rather than our gross assets). The estimate of our Management Fee referenced in the table assumes that our average quarter end gross assets are 2.18x our average net assets.

Financial Highlights [Abstract]
Senior Securities [Table Text Block]

SENIOR SECURITIES

The information in “Note 11 — Financial Highlights and Senior Securities” in Part I, Item I — Financial Statements — Notes to Condensed Consolidated Financial Statements (Unaudited) of the Company’s Quarterly Report on Form 10-Q for the quarter ended March 31, 2025 is incorporated herein by reference. Such information should be read in conjunction with Part I, Item 2. Management’s Discussion and Analysis of Financial Condition and Results of Operations of the Company’s Quarterly Report on Form 10-Q for the quarter ended March 31, 2025 as incorporated by reference in this prospectus supplement.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Strategy

Our investment objectives are to generate current income and, to a lesser extent, long-term capital appreciation. We will seek to meet our investment objectives by:

• utilizing the experience and expertise of the management team of the Advisers, along with the broader resources of Blackstone Credit & Insurance, in sourcing, evaluating and structuring transactions, subject to Blackstone’s policies and procedures regarding the management of conflicts of interest;

• employing a defensive investment approach focused on long-term credit performance and principal protection, generally investing in loans with asset coverage ratios and interest coverage ratios that the Advisers believe provide substantial credit protection, and also seeking favorable financial protections, including, where the Advisers believe necessary, one or more financial maintenance and incurrence covenants (i.e., covenants that are tested when affirmative action is taken, such as the incurrence of additional debt and/or making dividend payments);

• focusing primarily on loans and securities of private U.S. companies, including syndicated loans, specifically larger and middle market companies. In many market environments, we believe such a focus offers an opportunity for superior risk-adjusted returns;

• maintaining rigorous portfolio monitoring in an attempt to anticipate and pre-empt negative credit events within our portfolio; and

• utilizing the power and scale of Blackstone and the Blackstone Credit & Insurance platform to offer operational expertise to portfolio companies through the Blackstone Credit & Insurance Value Creation Program (the “Value Creation Program”), a global platform that intends to help Blackstone Credit & Insurance investments create meaningful value by leveraging the scale, network and expertise within the Blackstone platform.

Under normal market conditions, we generally invest at least 80% of our total assets (net assets plus borrowings for investment purposes) in secured debt investments and our portfolio is composed primarily of first lien senior secured and unitranche loans. To a lesser extent, we have and may continue to also invest in second lien, third lien, unsecured or subordinated loans and other debt and equity securities. In limited instances we may retain the “last out” portion of a first lien loan. In such cases, the “first out” portion of the first lien loan would receive priority with respect to payment over our “last out” position. In exchange for the higher risk of loss associated with such “last out” portion, we would earn a higher rate of interest than the “first out” position. We do not currently focus on investments in issuers that are distressed or in need of rescue financing. Subject to the limitations of the 1940 Act, we may invest in loans or other securities the proceeds of which may refinance or otherwise repay debt or securities of companies whose debt is owned by other Blackstone Credit & Insurance funds.

Although we do not expect a significant portion of our portfolio to be composed of second lien, third lien, unsecured or subordinated loans, there is no limit on the amount of such loans in which we may invest, subject to compliance with our 80% policy. We may purchase interests in loans or make other debt investments, including investments in senior secured bonds, through secondary market transactions in the “over-the-counter” market or directly from our target companies as primary market, directly originated or syndicated investments. In connection with our debt investments, we may on occasion receive equity interests such as warrants or options as additional consideration. We have and may continue to also purchase or otherwise acquire minority interests in the form of common or preferred equity or equity-related securities, such as rights and warrants that may be converted into or exchanged for our common shares or other equity or the cash value of shares or other equity, in our target companies, generally in conjunction with one of our debt investments or through a co-investment with a financial sponsor, such as an institutional investor or private equity firm, or a finance company transaction (such as a joint venture). In addition, a portion of our portfolio may be composed of unsecured bonds, collateralized loan obligations, other debt securities and derivatives, including total return swaps and credit default swaps. Depending on market conditions, we may increase or decrease our exposure to less senior portions of the capital structure or otherwise make opportunistic investments.

Our investment strategy is expected to capitalize on Blackstone Credit & Insurance’s scale and reputation in the market as an attractive financing partner to acquire our target investments at attractive pricing. We also expect to benefit from Blackstone’s reputation and ability to transact in scale with speed and certainty, and its long-standing and extensive relationships with private equity firms that require financing for their transactions.

Investment Selection

When identifying prospective investment opportunities, the Advisers currently intend to rely on fundamental credit analysis in order to minimize the loss of the Company’s capital. The Advisers expect to invest in companies generally possessing the following attributes, which they believe will help achieve our investment objectives:

Leading, Defensible Market Positions. The Advisers intend to invest in companies that they believe have developed strong positions within their respective markets and exhibit the potential to maintain sufficient cash flows and profitability to service their obligations in a range of economic environments. The Advisers will seek companies that they believe possess advantages in scale, scope, customer loyalty, product pricing, or product quality versus their competitors, thereby minimizing business risk and protecting profitability.

Proven Management Teams. The Advisers focus on investments in which the target company has an experienced and high-quality management team with an established track record of success. The Advisers typically require companies to have in place proper incentives to align management’s goals with the Company’s goals.

Private Equity Sponsorship. Often the Advisers seek to participate in transactions sponsored by what they believe to be high-quality private equity firms. The Advisers believe that a private equity sponsor’s willingness to invest significant sums of equity capital into a company is an implicit endorsement of the quality of the investment. Further, private equity sponsors of companies with significant investments at risk generally have the ability and a strong incentive to contribute additional capital in difficult economic times should operational issues arise, which could provide additional protections for our investments.

Broad Exposure. The Advisers seek to invest broadly among industries and issuers, thereby potentially reducing the risk of a downturn in any one company or industry having a disproportionate impact on the value of the Company’s portfolio.

Viable Exit Strategy. In addition to payments of principal and interest, we expect the primary methods for the strategy to realize returns on our investments include refinancings, sales of portfolio companies, and in some cases initial public offerings and secondary offerings. While many debt instruments in which we will invest have stated maturities of five to eight years, we expect the majority to be redeemed or sold prior to maturity. These instruments often have call protection that requires an issuer to pay a premium if it redeems in the early years of an investment. The investment team regularly reviews investments and related market conditions in order to determine if an opportunity exists to realize returns on a particular investment. We believe the ability to utilize the entire resources of Blackstone Credit & Insurance, including the public market traders and research analysts, allows the Advisers to gain access to current market information where the opportunity may exist to sell positions into the market at attractive prices.

Risk Factors [Table Text Block]

RISK FACTORS

Investing in our common shares involves a number of significant risks. Before deciding whether to invest in our common shares, you should carefully consider the risks and uncertainties described in the section titled “Risk Factors” in our most recent annual report on Form 10-K, as well as in subsequent filings with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, together with other information in this prospectus supplement, the accompanying prospectus and the documents incorporated by reference herein and therein. The risks described in these documents are not the only ones we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us might also impair our operations and performance. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, our net asset value, the trading price of our common shares and the value of our other securities could decline, and you may lose all or part of your investment. Please also read carefully the section titled “Cautionary Statement Regarding Forward-Looking Statements” in this prospectus supplement.

Share Price [Table Text Block]

PRICE RANGE OF COMMON SHARES

The information required by this item is contained in our annual report on Form 10-K for the year ended December 31, 2024, filed with the SEC on February 26, 2025, which is incorporated by reference in this prospectus supplement and under the caption “Price Range of Common Shares” in the accompanying prospectus.

Common Stock [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to common shares
Net Investment Income [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 94	[10]
Expense Example, Years 1 to 3	252	[10]
Expense Example, Years 1 to 5	398	[10]
Expense Example, Years 1 to 10	721	[10]
Net Realized Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	117	[11]
Expense Example, Years 1 to 3	310	[11]
Expense Example, Years 1 to 5	480	[11]
Expense Example, Years 1 to 10	$ 824	[11]

[1]	The sales load (underwriting discount and commission) with respect to the common shares sold in this offering is the only sales load paid in connection with this offering. Represents the maximum agent commission with respect to the common shares sold by us in this offering.
[2]	The expenses of the dividend reinvestment plan are included in “other expenses” in the table above. See “Dividend Reinvestment Plan” in the accompanying prospectus for additional information regarding our dividend reinvestment plan.
[3]	The percentage reflects estimated offering expenses of approximately $0.7 million for the estimated duration of this offering and assumes we sell all $600.0 million of common shares available under the equity distribution agreements pursuant to this prospectus supplement and the accompanying prospectus. There is no guarantee that there will be any sales of our common shares pursuant to this prospectus supplement and the accompanying prospectus.
[4]	Average net assets employed as the denominator for expense ratio computation is $6,299.5 million. The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common shares. In calculating the following expense amounts, we have assumed that our annual operating expenses would remain at the levels set forth in the table above. Transaction expenses are not included in the following example.
[5]	The management fee is payable quarterly in arrears at an annual rate of 1.0% of the average value of our gross assets at the end of the two most recently completed calendar quarters.

The Management Fee reflected in the table is calculated by determining the ratio that the Management Fee bears to our net assets attributable to common shares (rather than our gross assets). The estimate of our Management Fee referenced in the table assumes that our average quarter end gross assets are 2.18x our average net assets.

[6]	We borrow funds to make investments. The costs associated with such borrowing will be indirectly borne by shareholders. The interest payment on borrowed funds referenced in the table above is estimated based on annualizing the actual amounts of the interest payment on borrowed funds incurred during the three months ended March 31, 2025, divided by our weighted average net assets. We may also issue additional debt securities or preferred shares, subject to our compliance with applicable requirements under the 1940 Act.
[7]	The Incentive Fee consists of two components, “Income based incentive fees” and “Capital gains incentive fees” that are independent of each other, with the result that one component may be payable even if the other is not. The amount included in the table above is estimated based on annualizing the “Income based incentive fees” expense for the three months ended March 31, 2025, without regard to any impact from the cap applicable to the “Income based incentive fees,” and adding the “Capital gains based incentive fees” for the three months ended March 31, 2025 accrued in accordance with accounting principles generally accepted in the United States (U.S. GAAP). The table reflects each incentive fee calculated at a rate of 17.5%.

For a more detailed discussion of the calculation of this fee, see “Management and Other Agreements” in the accompanying prospectus and Note 3 in our notes to the unaudited condensed consolidated financial statements in our most recent Quarterly Report on Form 10-Q.

[8]	Includes our overhead expenses, such as payments under the Administration Agreements for certain expenses incurred by the Advisers. See “Management and Other Agreements — Administration Agreement” in the accompanying prospectus. We based these expenses on estimated amounts for the current fiscal year.
[9]	Estimated.
[10]	The income based incentive fee is subject to a 6% hurdle. Accordingly, no incentive fee would be payable in this example and the amounts shown do not include such expenses.
[11]	Assumes no unrealized capital depreciation or realized capital losses and 5% annual return on our portfolio resulting entirely from net realized capital gains (and therefore subject to the capital gains incentive fee).